Related-Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Statement [Line Items]
Compensation Expenses of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2026	2025	2024
	(In millions)
Short-term employee benefits	¥1,511	¥1,450	¥1,693
Share-based compensation	752	615	868

Key management personnel of entity or parent [member]
Statement [Line Items]
Transaction Amounts with Related Party

	At March 31,
	2026	2025

	(In millions)
Assets:
Loans and advances	¥442	¥734

Liabilities:
Deposits	¥2,482	¥2,680
Others	55	156

Associates, joint ventures, and other entities [Member]
Statement [Line Items]
Transaction Amounts with Related Party
Transactions with associates, joint ventures and other entities

	At March 31,
	2026	2025

	(In millions)
Assets:
Loans and advances	¥2,586,503	¥2,087,961
Others	31,800	136,162

Liabilities:
Deposits	¥552,285	¥325,665
Others	54,358	74,475

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥102,228	¥97,311	¥101,016
Expense (interest expense and others)	49,497	94,521	59,968